Derivative Liabilities (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Settlement Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	$ 30,164	$ 32,656
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	2,735	$ 22,336
Octagon Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability	$ 55,745